UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, May 4, 2006
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $77,654
List of Other Included Managers:
No. 13F File Number Name



Name of Issuer
Title
CUSIP
Value
Shares/
Sh/
Put/
Invstmt
Other
Voting Authority




Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
ALTRIA GROUP INC
Common Stocks
02209S103
2,412
34,040
34,040



34,040


ANHEUSER-BUSCH, INC
Common Stocks
35229103
1,565
36,585
36,585



36,585


AT&T, INC
Common Stocks
00206R102
1,701
62,898
62,898



62,898


BANK OF AMERICA CORP
Common Stocks
60505104
623
13,672
13,672



13,672


BERKSHIRE HATHAWAY CL B
Common Stocks
84670207
1,940
644
644



644


BP PLC ADR
Common Stocks
55622104
229
3,326
3,326



3,326


CBS Corp New Cl B
Common Stocks
124857301
1,783
74,333
74,333



74,333


CHEVRON CORP
Common Stocks
166764100
307
5,290
5,290



5,290


CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1,974
46,912
46,912



46,912


CITIGROUP INC
Common Stocks
172967101
2,116
44,807
44,807



44,807


COCA-COLA CO
Common Stocks
191216100
1,965
46,939
46,939



46,939


COLGATE-PALMOLIVE CO
Common Stocks
194162103
1,083
18,970
18,970



18,970


CONOCOPHILLIPS
Common Stocks
20825C104
1,370
21,700
21,700



21,700


DEVON ENERGY CORP CALL
Convertible Bonds
25179MAA1
215
185,000
185,000



185,000


DU PONT (EI) DE NEMOURS
Common Stocks
263534109
298
7,065
7,065



7,065


ELI LILLY & CO
Common Stocks
532457108
2,008
36,310
36,310



36,310


EHC Energy
Common Stocks
26884J104
46
50,000
50,000



50,000


EXXON MOBIL CORP
Common Stocks
30231G102
3,690
60,630
60,630



60,630


FANNIE MAE
Common Stocks
313586109
1,806
35,130
35,130



35,130


FIFTH THIRD BANCORP
Common Stocks
316773100
2,325
59,082
59,082



59,082


GENERAL ELECTRIC
Common Stocks
369604103
3,836
110,298
110,298



110,298


GENERAL MILLS
Common Stocks
370334104
452
8,925
8,925



8,925


HALLIBURTON
Common Stocks
406216101
286
3,910
3,910



3,910


HEWLETT-PACKARD CO
Common Stocks
428236103
1,136
34,540
34,540



34,540


HYFLUX LTD
Common Stocks
Y3817K105
24
15,000
15,000



15,000


ILLINOIS TOOL WORKS
Common Stocks
452308109
1,769
18,370
18,370



18,370


INTEL CORP
Common Stocks
458140100
1,469
75,497
75,497



75,497


INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1,083
13,133
13,133



13,133


JOHNSON & JOHNSON
Common Stocks
478160104
3,054
51,571
51,571



51,571


KIMBERLY-CLARK CORP
Common Stocks
494368103
1,875
32,445
32,445



32,445


MEDTRONIC INC
Common Stocks
585055106
1,694
33,385
33,385



33,385


MERCK & CO INC
Common Stocks
589331107
1,709
48,501
48,501



48,501


MICROSOFT CORP
Common Stocks
594918104
1,645
60,470
60,470



60,470


NABORS INDUSTRIES
Common Stocks
G6359F103
256
3,570
3,570



3,570


NEW PLAN EXCEL REALTY TRUST
Common Stocks
648053106
1,462
56,373
56,373



56,373


NEW YORK COMMUNITY BANCORP
Common Stocks
649445103
381
21,750
21,750



21,750


PEPSICO INC
Common Stocks
713448108
3,106
53,741
53,741



53,741


PFIZER INC
Common Stocks
717081103
519
20,842
20,842



20,842


PROCTER & GAMBLE CO
Common Stocks
742718109
4,096
71,069
71,069



71,069


ROCHE HOLDINGS LTD  ADR
Common Stocks
771195104
644
8,670
8,670



8,670


ROYAL DUTCH SHELL PLC  ADR A
Common Stocks
780259206
1,790
28,745
28,745



28,745


T ROWE PRICE GROUP INC
Common Stocks
74144T108
2,069
26,457
26,457



26,457


TARGET CORP
Common Stocks
87612E106
1,620
31,145
31,145



31,145


TEXAS INSTRUMENTS INC
Common Stocks
882508104
1,505
46,365
46,365



46,365


TIME WARNER INC
Common Stocks
887317105
375
22,350
22,350



22,350


UBS AG ADR
Common Stocks
H8920M855
535
4,865
4,865



4,865


UNITED PARCEL SERVICE  CL B
Common Stocks
911312106
2,109
26,570
26,570



26,570


UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2,021
34,865
34,865



34,865


VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1,149
33,741
33,741



33,741


VIACOM INC  CL B
Common Stocks
92553P201
1,178
30,358
30,358



30,358


WALGREEN CO
Common Stocks
931422109
1,886
43,720
43,720



43,720


WAL-MART STORES INC
Common Stocks
931142103
1,465
31,017
31,017



31,017













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